Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of General and Administrative Expense
A)
General and administrative

	Year ended December 31
	2023	2022
Salaries and wages	114,684	80,134
Consulting fees	4,320	1,934
Office and general	51,191	37,061
Professional fees	14,620	11,563
Merchant processing fees	6,332	4,748
Director fees	550	472
Other	8,028	4,256
	199,725	140,168

Summary of Sales and Marketing Expense	B) Sales and marketing

	Year ended December 31
	2023	2022
Marketing	13,599	7,308
Events	114	102
Media	1,332	1,007
	15,045	8,417